Leases (Details 3) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
2021	¥ 5,605,832
2022	4,004,569
2023	2,771,987
2024	1,901,198
2025	1,100,481
2026 and thereafter	2,536,240
Total lease payments	17,920,307
Less: interest	(2,156,816)
Present value of operating lease liabilities	¥ 15,763,491	¥ 8,716,644